OPERATING SEGMENTS (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
External	[1]	S/ 19,699,000	S/ 18,025,000	S/ 17,599,000
From other segments	[1],[2]	607,000	579,000	645,000
Net interest, similar income and expenses		9,090,797	8,489,105	8,071,487
Other income, net	[3]	5,397,000	4,882,000	5,181,000
Provision for credit losses on loan portfolio		(2,100,000)	(1,815,000)	(2,057,000)
Depreciation and amortization		(632,000)	(429,000)	(420,000)
Income tax		(1,623,000)	(1,521,000)	(1,393,000)
Net profit		4,352,331	4,071,305	4,181,648
Additions of fixed asset, intangibles and goodwill		803,000	601,000	416,000
Total assets		187,876,691	177,263,201	170,472,000
Total liabilities		161,130,381	152,997,125	148,219,000
Universal Banking Banco de Crdito del Peru [Member]
Disclosure of operating segments [line items]
External	[1]	11,750,000	10,757,000	10,095,000
From other segments	[1],[2]	345,000	381,000	371,000
Net interest, similar income and expenses		6,244,000	5,616,000	5,300,000
Other income, net	[3]	3,632,000	3,275,000	2,927,000
Provision for credit losses on loan portfolio		(1,558,000)	(1,265,000)	(1,515,000)
Depreciation and amortization		(421,000)	(277,000)	(261,000)
Income tax		(1,160,000)	(1,137,000)	(996,000)
Net profit		3,239,000	2,927,000	2,638,000
Additions of fixed asset, intangibles and goodwill		349,000	397,000	286,000
Total assets		139,832,000	132,880,000	128,259,000
Total liabilities		123,057,000	117,803,000	114,543,000
Universal Banking Banco de Credito de Bolivia [Member]
Disclosure of operating segments [line items]
External	[1]	736,000	686,000	616,000
From other segments	[1],[2]	4,000	4,000	2,000
Net interest, similar income and expenses		329,000	309,000	315,000
Other income, net	[3]	117,000	124,000	119,000
Provision for credit losses on loan portfolio		(61,000)	(55,000)	(79,000)
Depreciation and amortization		(19,000)	(12,000)	(11,000)
Income tax		(43,000)	(45,000)	(40,000)
Net profit		79,000	78,000	75,000
Additions of fixed asset, intangibles and goodwill		16,000	45,000	10,000
Total assets		10,481,000	9,957,000	9,118,000
Total liabilities		9,744,000	9,266,000	8,482,000
Insurance And Pension Funds Pacifico Seguros And Subsidiaries [Member]
Disclosure of operating segments [line items]
External	[1]	3,249,000	2,730,000	2,662,000
From other segments	[1],[2]	23,000	21,000	120,000
Net interest, similar income and expenses		493,000	446,000	423,000
Other income, net	[3]	348,000	669,000	972,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		(58,000)	(51,000)	(49,000)
Income tax		(6,000)	(4,000)	(28,000)
Net profit		381,000	353,000	326,000
Additions of fixed asset, intangibles and goodwill		45,000	85,000	56,000
Total assets		13,785,000	12,224,000	11,409,000
Total liabilities		10,964,000	9,591,000	8,560,000
Insurance And Pension Funds Prima AFP [Member]
Disclosure of operating segments [line items]
External	[1]	457,000	371,000	388,000
From other segments	[1],[2]	3,000	2,000	3,000
Net interest, similar income and expenses		(1,000)	0	1,000
Other income, net	[3]	457,000	371,000	387,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		(20,000)	(18,000)	(23,000)
Income tax		(85,000)	(58,000)	(66,000)
Net profit		197,000	140,000	140,000
Additions of fixed asset, intangibles and goodwill		8,000	9,000	10,000
Total assets		909,000	875,000	883,000
Total liabilities		211,000	241,000	264,000
Microfinance Mibanco [Member]
Disclosure of operating segments [line items]
External	[1]	2,408,000	2,468,000	2,337,000
From other segments	[1],[2]	126,000	88,000	77,000
Net interest, similar income and expenses		1,901,000	1,956,000	1,829,000
Other income, net	[3]	62,000	156,000	98,000
Provision for credit losses on loan portfolio		(472,000)	(491,000)	(457,000)
Depreciation and amortization		(87,000)	(49,000)	(49,000)
Income tax		(168,000)	(193,000)	(146,000)
Net profit		401,000	462,000	399,000
Additions of fixed asset, intangibles and goodwill		60,000	50,000	44,000
Total assets		13,576,000	13,220,000	12,363,000
Total liabilities		11,489,000	11,322,000	10,666,000
Bancompartir
Disclosure of operating segments [line items]
External	[1]	18,000
From other segments	[1],[2]	0
Net interest, similar income and expenses		13,000
Other income, net	[3]	2,000
Provision for credit losses on loan portfolio		(2,000)
Depreciation and amortization		(1,000)
Income tax		1,000
Net profit		(2,000)
Additions of fixed asset, intangibles and goodwill		1,000
Total assets		1,046,000
Total liabilities		888,000
Microfinance Edyficas SAS [Member]
Disclosure of operating segments [line items]
External	[1]	50,000	44,000	30,000
From other segments	[1],[2]	0	0	0
Net interest, similar income and expenses		43,000	40,000	27,000
Other income, net	[3]	2,000	1,000	1,000
Provision for credit losses on loan portfolio		(6,000)	(4,000)	(5,000)
Depreciation and amortization		(1,000)	0	(1,000)
Income tax		(3,000)	(4,000)	0
Net profit		5,000	5,000	(1,000)
Additions of fixed asset, intangibles and goodwill		1,000	0	1,000
Total assets		141,000	119,000	92,000
Total liabilities		80,000	62,000	37,000
Investment Banking and Wealth Management [Member]
Disclosure of operating segments [line items]
External	[1]	968,000	886,000	906,000
From other segments	[1],[2]	6,000	(14,000)	(5,000)
Net interest, similar income and expenses		69,000	98,000	135,000
Other income, net	[3]	885,000	634,000	658,000
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		(22,000)	(21,000)	(25,000)
Income tax		(16,000)	(29,000)	(33,000)
Net profit		230,000	146,000	252,000
Additions of fixed asset, intangibles and goodwill		236,000	8,000	7,000
Total assets		9,423,000	9,665,000	10,389,000
Total liabilities		7,950,000	8,190,000	8,730,000
Other segments [member]
Disclosure of operating segments [line items]
External	[1]	63,000	83,000	565,000
From other segments	[1],[2]	100,000	97,000	77,000
Net interest, similar income and expenses		443,000	33,000	42,000
Other income, net	[3]	561,000	106,000	535,000
Provision for credit losses on loan portfolio		(1,000)	0	(1,000)
Depreciation and amortization		(3,000)	(1,000)	(1,000)
Income tax		(143,000)	(51,000)	(84,000)
Net profit		(179,000)	(40,000)	353,000
Additions of fixed asset, intangibles and goodwill		87,000	7,000	2,000
Total assets		2,998,000	2,862,000	2,781,000
Total liabilities		992,000	950,000	1,668,000
Elimination Segments [Member]
Disclosure of operating segments [line items]
External	[1]	0	0	0
From other segments	[1],[2]	0	0	0
Net interest, similar income and expenses		(443,000)	(9,000)	(1,000)
Other income, net	[3]	(669,000)	(454,000)	(516,000)
Provision for credit losses on loan portfolio		0	0	0
Depreciation and amortization		0	0	0
Income tax		0	0	0
Net profit		0	0	0
Additions of fixed asset, intangibles and goodwill		0	0	0
Total assets		(4,314,000)	(4,539,000)	(4,822,000)
Total liabilities		S/ (4,245,000)	S/ (4,428,000)	S/ (4,731,000)

[1]	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.
[2]	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
[3]	Corresponds to other income (include income and expenses for commissions) and insurance underwriting result.